Computer Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 4. Computer Equipment

Computer equipment, stated at cost, less accumulated depreciation consisted of the following:

	March 31, 2013	December 31, 2012

Computer equipment	$10,761	$10,761

Less accumulated depreciation	(9,934)	(9,396)

	$827	$1,365

Depreciation expense

Depreciation expense for the interim period ended March 31, 2013 and 2012 was $538.

Computer equipment, stated at cost, less accumulated depreciation consisted of the following:

	December 31, 2012	December 31, 2011

Computer equipment	$10,761	$10,761

Less accumulated depreciation	(9,396)	(7,244)

	$1,365	$3,517